Loans - Presented based on industry classification (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Financial assets
Loans	$ 709,690	$ 684,919	$ 661,926	$ 623,316	$ 580,343
Parent Entity
Financial assets
Loans	630,168	606,237
Gross/Cost
Financial assets
Loans	712,504	687,785	665,256	626,344	583,516
Gross/Cost | Parent Entity
Financial assets
Loans	632,575	608,610
Provision for impairment charges on loans
Financial assets
Loans	(2,814)	(2,866)	(3,330)	(3,028)	(3,173)
Provision for impairment charges on loans | Parent Entity
Financial assets
Loans	(2,407)	(2,373)
Australia | Gross/Cost
Financial assets
Loans	622,085	601,646	579,244	545,655	511,255
Australia | Gross/Cost | Parent Entity
Financial assets
Loans	617,318	595,188
New Zealand | Gross/Cost
Financial assets
Loans	74,342	71,806	72,495	63,729	58,470
New Zealand | Gross/Cost | Parent Entity
Financial assets
Loans	376	321
Other Overseas | Gross/Cost
Financial assets
Loans	16,077	14,333	13,517	16,960	13,791
Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	14,881	13,101
Accommodation, cafes and restaurants | Australia | Gross/Cost
Financial assets
Loans	8,297	8,177	7,536	7,490	7,273
Accommodation, cafes and restaurants | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	8,228	8,098
Accommodation, cafes and restaurants | New Zealand | Gross/Cost
Financial assets
Loans	323	290	256	182	159
Accommodation, cafes and restaurants | Other Overseas | Gross/Cost
Financial assets
Loans	112	97	118	111	127
Accommodation, cafes and restaurants | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	70	88
Agriculture, forestry and fishing | Australia | Gross/Cost
Financial assets
Loans	8,642	8,182	7,953	7,667	7,246
Agriculture, forestry and fishing | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	8,584	8,063
Agriculture, forestry and fishing | New Zealand | Gross/Cost
Financial assets
Loans	8,138	7,772	7,788	6,860	6,019
Agriculture, forestry and fishing | New Zealand | Gross/Cost | Parent Entity
Financial assets
Loans	2	1
Agriculture, forestry and fishing | Other Overseas | Gross/Cost
Financial assets
Loans	19	5	12	568	465
Agriculture, forestry and fishing | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	4	4
Construction | Australia | Gross/Cost
Financial assets
Loans	6,751	6,043	5,797	5,596	5,533
Construction | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	6,247	5,440
Construction | New Zealand | Gross/Cost
Financial assets
Loans	502	447	396	359	361
Construction | New Zealand | Gross/Cost | Parent Entity
Financial assets
Loans	5	3
Construction | Other Overseas | Gross/Cost
Financial assets
Loans	71	55	147	247	120
Construction | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	59	44
Finance and insurance | Australia | Gross/Cost
Financial assets
Loans	14,059	12,923	14,298	13,175	12,202
Finance and insurance | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	14,006	12,882
Finance and insurance | New Zealand | Gross/Cost
Financial assets
Loans	2,903	2,478	2,682	1,725	1,158
Finance and insurance | Other Overseas | Gross/Cost
Financial assets
Loans	4,098	4,289	2,767	4,297	2,006
Finance and insurance | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	4,093	4,284
Government, administration and defence | Australia | Gross/Cost
Financial assets
Loans	628	554	675	796	750
Government, administration and defence | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	620	541
Government, administration and defence | New Zealand | Gross/Cost
Financial assets
Loans	114	137	163	292	350
Government, administration and defence | Other Overseas | Gross/Cost
Financial assets
Loans	25	4	4	130	35
Government, administration and defence | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	24	3
Manufacturing | Australia | Gross/Cost
Financial assets
Loans	9,298	9,054	9,140	9,342	8,876
Manufacturing | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	9,072	8,782
Manufacturing | New Zealand | Gross/Cost
Financial assets
Loans	2,199	2,090	2,324	2,110	1,848
Manufacturing | New Zealand | Gross/Cost | Parent Entity
Financial assets
Loans	98	88
Manufacturing | Other Overseas | Gross/Cost
Financial assets
Loans	3,257	2,982	2,619	3,848	2,886
Manufacturing | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	3,253	2,969
Mining | Australia | Gross/Cost
Financial assets
Loans	3,311	3,025	3,641	4,415	3,207
Mining | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	3,279	2,985
Mining | New Zealand | Gross/Cost
Financial assets
Loans	206	141	280	407	484
Mining | Other Overseas | Gross/Cost
Financial assets
Loans	322	349	535	778	1,617
Mining | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	323	349
Property | Australia | Gross/Cost
Financial assets
Loans	45,471	43,220	44,785	44,667	41,718
Property | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	45,471	43,220
Property | New Zealand | Gross/Cost
Financial assets
Loans	5,997	5,858	5,925	5,301	5,116
Property | Other Overseas | Gross/Cost
Financial assets
Loans	467	491	479	409	352
Property | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	234	288
Property services and business services | Australia | Gross/Cost
Financial assets
Loans	13,477	12,050	11,674	10,703	10,045
Property services and business services | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	12,433	10,979
Property services and business services | New Zealand | Gross/Cost
Financial assets
Loans	1,073	1,113	1,084	925	869
Property services and business services | New Zealand | Gross/Cost | Parent Entity
Financial assets
Loans	8	9
Property services and business services | Other Overseas | Gross/Cost
Financial assets
Loans	1,684	540	526	403	140
Property services and business services | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	1,595	525
Services | Australia | Gross/Cost
Financial assets
Loans	12,158	12,950	12,362	10,798	9,629
Services | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	11,891	12,605
Services | New Zealand | Gross/Cost
Financial assets
Loans	1,733	1,810	1,396	1,173	996
Services | New Zealand | Gross/Cost | Parent Entity
Financial assets
Loans		1
Services | Other Overseas | Gross/Cost
Financial assets
Loans	205	205	99	182	242
Services | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	187	74
Trade | Australia | Gross/Cost
Financial assets
Loans	16,501	16,063	16,044	15,484	14,449
Trade | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	16,291	15,760
Trade | New Zealand | Gross/Cost
Financial assets
Loans	2,509	2,163	2,333	2,003	1,878
Trade | New Zealand | Gross/Cost | Parent Entity
Financial assets
Loans	263	217
Trade | Other Overseas | Gross/Cost
Financial assets
Loans	2,988	2,680	3,463	2,898	3,248
Trade | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	2,802	2,446
Transport and storage | Australia | Gross/Cost
Financial assets
Loans	8,853	8,624	9,015	9,940	9,186
Transport and storage | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	8,456	8,167
Transport and storage | New Zealand | Gross/Cost
Financial assets
Loans	1,029	1,080	1,257	1,094	868
Transport and storage | Other Overseas | Gross/Cost
Financial assets
Loans	1,232	1,389	1,186	1,099	689
Transport and storage | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	1,127	1,159
Utilities | Australia | Gross/Cost
Financial assets
Loans	4,350	5,237	4,025	3,554	3,232
Utilities | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	4,324	5,206
Utilities | New Zealand | Gross/Cost
Financial assets
Loans	1,003	1,237	1,600	1,021	1,004
Utilities | Other Overseas | Gross/Cost
Financial assets
Loans	736	514	442	722	701
Utilities | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	734	508
Retail lending | Australia | Gross/Cost
Financial assets
Loans	463,609	451,315	429,522	400,441	376,662
Retail lending | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	462,568	449,207
Retail lending | New Zealand | Gross/Cost
Financial assets
Loans	46,613	45,190	45,011	40,277	37,222
Retail lending | Other Overseas | Gross/Cost
Financial assets
Loans	683	657	1,120	1,191	1,111
Retail lending | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	277	280
Other | Australia | Gross/Cost
Financial assets
Loans	6,680	4,229	$ 2,777	1,587	1,247
Other | Australia | Gross/Cost | Parent Entity
Financial assets
Loans	5,848	3,253
Other | New Zealand | Gross/Cost
Financial assets
Loans					138
Other | New Zealand | Gross/Cost | Parent Entity
Financial assets
Loans		2
Other | Other Overseas | Gross/Cost
Financial assets
Loans	178	76		$ 77	$ 52
Other | Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	$ 99	$ 80